Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012 Country	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013
Number of countries in wide range of distribution channels	90
Fixed asset impairments	$ 7,000,000	$ 12,000,000	$ 12,000,000
Goodwill impairment losses in continuing operations		74,000,000
Goodwill	273,167,000	268,589,000	332,488,000	272,417,000
Advertising costs	111,000,000	124,000,000	107,000,000
EMEA [Member]
Excess of fair value of good will over carrying value	6.00%
Goodwill	191,000,000
APAC credit facility [Member]
Excess of fair value of good will over carrying value	5.00%
Goodwill	$ 6,000,000
Minimum [Member]
Estimated useful lives	2 years
Improvements, basis points range	0
Improvements, basis points range	0
Minimum [Member] | Long-Lived Assets [Member]
Fair value inputs, annual revenue growth rate	(15.00%)
Minimum [Member] | Goodwill and Intangible Assets [Member]
Fair value inputs, annual revenue growth rate	0.00%
Maximum [Member]
Estimated useful lives	20 years
Improvements, basis points range	230
Improvements, basis points range	310
Maximum [Member] | Long-Lived Assets [Member]
Fair value inputs, annual revenue growth rate	20.00%
Maximum [Member] | Goodwill and Intangible Assets [Member]
Fair value inputs, annual revenue growth rate	8.00%